Adoption Of New And Amended Standards And Interpretations - Impact On The Consolidated Statement of Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Maintenance, materials and repairs	$ 127,562	$ 110,710	$ 131,181
Depreciation and amortization	282,080	276,563	277,523
Other operating and administrative expenses	118,090	123,737	114,415
Total operating expenses	2,361,255	2,518,065	2,083,402
Operating profit	346,153	159,562	438,384
Non-operating (expense) income
Finance costs	14,140	14,975	15,873
Gain on foreign currency fluctuations	(15,408)	(9,398)	6,218
Net profit	247,002	88,198	362,599
Increase Decrease Due To Application Of IFRS16 [Member]
Operating expenses
Maintenance, materials and repairs	0	(967)	(967)
Depreciation and amortization	102,824	107,127	110,199
Other operating and administrative expenses	(116,828)	(120,684)	(123,586)
Total operating expenses	(14,004)	(14,524)	(14,354)
Operating profit	14,004	14,524	14,354
Non-operating (expense) income
Finance costs	(14,140)	(14,975)	(15,873)
Gain on foreign currency fluctuations	84	554	73
Non Operating Income Expense	(14,056)	(14,421)	(15,800)
Net profit	$ (52)	$ 103	$ (1,446)